INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAXES

Loss before income taxes consist of the following (in thousands):

	Years ended December 31,
	2024	2023
(in thousands)
Domestic	$(44,529)	$(21,654)
Foreign	20	(17)
Total loss before income taxes	$(44,509)	$(21,671)

SCHEDULE OF INCOME TAX PROVISION

For each of the years ended December 31, 2024 and 2023, current tax provisions and current deferred tax provisions were recorded as follows (in thousands):

	Years ended December 31,
	2024	2023
Current Tax Provision
Federal	$-	$-
State	3	1
Foreign	-	-
	3	1
Deferred Tax Provision
Federal	-	-
State	27	(4)
Foreign	-	-
	27	(4)
Total tax provision (benefit) for income taxes	$30	$(3)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2024	2023
Deferred Tax Assets:
Net operating losses	$16,496	$12,740
Foreign net operating losses	782	784
Stock compensation	2,646	2,141
In-process research and development	1,030	1,009
Capitalized research and development expenses	4,548	3,105
Accrued expenses	192	-
R&D credit carryforwards	437	437
ROU Liabilities	187	8,932
Other	29	135
Total gross deferred tax assets	26,347	29,283
Valuation allowance	(26,023)	(18,302)
Net deferred tax assets	324	10,981

Deferred Tax Liabilities:
Fixed assets	-	(6)
ROU Assets	(183)	(8,349)
Convertible debt	-	(2,507)
Intangibles - goodwill	(229)	(179)
Total deferred tax liabilities	(412)	(11,041)
Net deferred taxes	$(88)	$(60)

SCHEDULE OF RECONCILIATION OF COMPUTED EXPECTED INCOME TAXES TO EFFECTIVE INCOME TAXES

The reconciliation between the Company’s effective tax rate on income from continuing operations and the federal statutory tax rate of 21% for the years ended December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Tax at federal income tax rate	21.00%	21.00%
State income tax, net of federal tax	2.95%	4.92%
Foreign tax differential	0.00%	(0.01%)
Non-deductible expenses/excludable items	(0.05%)	(0.74%)
Convertible debt	(9.16%)	(11.92%)
Credits	(0.18%)	0.00%
Other	2.72%	(3.34%)
Change in valuation allowance	(17.35%)	(9.90%)
(Provision) benefit for income taxes	(0.07%)	0.01%

SCHEDULE OF UNCERTAIN TAX POSITIONS

	As of December 31,
	2024	2023
Beginning balance of uncertain tax positions	$393	$121
Additions based on current year’s tax positions	-	-
Net changes based on prior year’s tax positions	-	272
Ending balance of uncertain tax positions	$393	$393